Derivative Warrant Liabilities - Additional Information (Detail) - $ / shares		3 Months Ended	4 Months Ended
	Aug. 18, 2020	Mar. 31, 2021	Dec. 31, 2020
Public Warrants will become exercisable		on the later of (a) 30 days after the completion of a Business Combination or (b) 12 months from the closing of the Initial Public Offering	on the later of (a) 30 days after the completion of a Business Combination or (b) 12 months from the closing of the Initial Public Offering
Public warrant for redemption price		at a price of $0.01 per warrant	at a price of $0.01 per warrant
Public warrants expire date		upon a minimum of 30 days’ prior written notice of redemption	upon a minimum of 30 days’ prior written notice of redemption
Common Stock Price Equals To Or Exceeds Ten Dollars [Member]
Warrant redemption trigger price subject to adjustment		$ 10.00	$ 10.00
Public Warrants [Member]
Exercise price per warrant		$ 2.30
Number of warrants or rights outstanding		7,500,000	7,500,000
Private Placement Warrants
Number of warrants or rights outstanding			4,000,000
Common Class A [Member]
Exercise price per warrant	$ 11.50
Common Class A [Member] | Redemption Price One [Member]
Number of days from consummation of business combination within which registration statement shall be issued			30 days
Redemption price of warrants per unit	$ 0.01
Number of consecutive trading days for which the stock price is to be maintained	20 days	20 days
Number of trading days	30 days	30 days
Number of days of notice to be given to warrant holders before redemption		30 days
Common Class A [Member] | Redemption Price Two [Member]
Number of days from consummation of business combination within which registration statement shall be issued	30 days
Redemption price of warrants per unit	$ 0.10
Number of consecutive trading days for which the stock price is to be maintained		20 days	20 days
Number of trading days		30 days	30 days
Number of days of notice to be given to warrant holders before redemption	30 days
Common Class A [Member] | Maximum [Member]
Issue price at closing of its initial business combination		$ 9.20	$ 9.20
Number of shares of common stock excercisable per warrant	0.361
Common Class A [Member] | Minimum [Member]
The aggregate gross proceeds from such issuances		60.00%	60.00%
Warrant exercise price, description		the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price, the $18.00 per share redemption trigger price described under “Redemption of warrants when the price per share of Class A common stock equals or exceeds $18.00” will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Market Value and the Newly Issued Price	the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price, the $18.00 per share redemption trigger price described under “Redemption of warrants when the price per share of Class A common stock equals or exceeds $18.00” will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Market Value and the Newly Issued Price
Common Class A [Member] | Minimum [Member] | Redemption Price One [Member]
Share price	$ 18.00
Common Class A [Member] | Minimum [Member] | Redemption Price Two [Member]
Share price	$ 10.00